Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Statement of Operations:
Loss from operations	$ (243,668)			$ (737,486)	$ (249,524)
Other (expense) income:
Change in fair value of warrant liabilities	(528,317)			$ 8,427,107	(1,970,001)
Payments of offering costs					(329,713)
Net (loss)/income	$ 286,223	$ (9,435,532)			1,419,645
Weighted average shares outstanding, Non-redeemable common stock (in Shares)	4,984,843			4,539,131
Change in fair value of warrant liabilities	$ (528,317)			$ 8,427,107	(1,970,001)
Payments of offering costs					$ (329,713)
Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Non-redeemable common stock (in Shares)					6,338,515
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)					$ 0.00
As Reported [Member]
Statement of Operations:
Loss from operations			$ (18,775)		$ (249,524)
Other (expense) income:
Change in fair value of warrant liabilities
Payments of offering costs
Interest income			(22,177)		16,191
Total other (expense) income			(22,177)		16,191
Net (loss)/income			$ (40,952)		$ (233,333)
Weighted average shares outstanding, Non-redeemable common stock (in Shares)			2,888,352		3,060,308
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)			$ (0.01)		$ (0.08)
Weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)
Change in fair value of warrant liabilities
Payments of offering costs
Interest income			$ (22,177)		16,191
As Reported [Member] | Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)
Adjustments [Member]
Statement of Operations:
Loss from operations
Other (expense) income:
Change in fair value of warrant liabilities			217,979		1,970,001
Payments of offering costs			(317,023)		(317,023)
Interest income
Total other (expense) income			(99,044)		1,652,978
Net (loss)/income					$ 1,652,978
Weighted average shares outstanding, Non-redeemable common stock (in Shares)			(2,888,352)		(3,060,308)
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)			$ 0.01		$ 0.08
Weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)			1,978,022		2,500,000
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)			$ (0.06)		$ 0.56
Change in fair value of warrant liabilities			$ 217,979		$ 1,970,001
Payments of offering costs			(317,023)		$ (317,023)
Interest income
Adjustments [Member] | Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)			910,330		6,338,515
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)			$ (0.02)		$ 0.00
As Adjusted [Member].
Statement of Operations:
Loss from operations			$ (18,775)		$ (249,524)
Other (expense) income:
Change in fair value of warrant liabilities			217,979		1,970,001
Payments of offering costs			(317,023)		(317,023)
Interest income			(22,177)		16,191
Total other (expense) income			(121,221)		1,669,169
Net (loss)/income			$ (139,996)		$ 1,419,645
Weighted average shares outstanding, Non-redeemable common stock (in Shares)
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)
Weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)			1,978,022		2,500,000
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)			$ (0.06)		$ 0.56
Change in fair value of warrant liabilities			$ 217,979		$ 1,970,001
Payments of offering costs			(317,023)		(317,023)
Interest income			$ (22,177)		$ 16,191
As Adjusted [Member]. | Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)			910,330		6,338,515
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)			$ (0.02)		$ 0.00